Other operating income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Government grant income	€ 617	€ 321	€ 21
Reimbursement of research and development costs	110
Reimbursement of transaction costs	63	68	127
Gains from foreign exchange transactions	1,812	849	1,657
Other	368	365	338
Total	2,970	1,603	2,143
Impairment on trade receivables increase (decrease)	(46)	(75)	(132)
Other operating expense
Impairment loss on trade receivables	120	120	60
Losses from foreign exchange transactions	460	2,545	880
Impairment loss on inventory		100
Other	38	34	5
Total	€ 618	€ 2,799	€ 945